Commitments and Contingencies (Details) - Seven Oaks Acquisition Corp - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Marketing fee payable to underwriters (as a percentage)	3.50%
Underwriting cash discount per unit	$ 0.10	$ 0.10
Underwriting fees	$ 2.6
Underwriting Discount Paid		$ 2.6
Underwriting Discount Percentage		3.50%